Business Segment Information	6 Months Ended
Jun. 30, 2012
Business Segment Information
9. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2012 and December 31, 2011 and for the three and six months ended June 30, 2012 and June 30, 2011 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$40,767	$24,080	$69,762	$53,433
Rest of Europe	87,230	85,868	173,274	166,945
U.S.	114,237	93,826	221,984	186,390
Rest of World	34,773	29,271	64,320	55,574
Total	$277,007	$233,045	$529,340	$462,342
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$255,952	$216,163	$488,857	$429,007
Central laboratory	21,055	16,882	40,483	33,335
Total	$277,007	$233,045	$529,340	$462,342

c)  The distribution of income from operations by geographical area was as follows:
	Three months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$1,770	$(2,075)	$(305)
Rest of Europe	7,247	(546)	6,701
U.S.	4,362	(2,650)	1,712
Rest of World	3,261	(365)	2,896
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,386)	-	$(4,386)
Rest of Europe	11,368	-	11,368
U.S.	6,600	-	6,600
Rest of World	1,924	-	1,924
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,526)	$(2,075)	$(6,601)
Rest of Europe	16,968	(546)	16,422
U.S.	10,919	(2,650)	8,269
Rest of World	5,011	(365)	4,646
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(1,797)	$(85)	$(1,882)
Rest of Europe	16,841	(1,803)	15,038
U.S.	12,891	(3,114)	9,777
Rest of World	3,542	-	3,542
Total	$31,477	(5,002)	$26,475

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	June 30,	June 30,	June 30
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$16,140	$(5,478)	$10,662
Central laboratory	500	(158)	342
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$14,939	-	$14,939
Central laboratory	567	-	567
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$26,239	$(5,478)	$20,761
Central laboratory	2,133	(158)	1,975
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$33,616	$(3,457)	$30,159
Central laboratory	(2,139)	(1,545)	(3,684)
Total	$31,477	$(5,002)	$26,475

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$105,501	$109,953
Rest of Europe	15,151	16,419
U.S.	32,323	33,086
Rest of World	8,899	9,003
Total	$161,874	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$145,376	$150,169
Central laboratory	16,498	18,292
Total	$161,874	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,506	$3,236	$9,001	$6,182
Rest of Europe	1,759	1,854	3,739	3,436
U.S.	3,535	3,125	6,937	6,468
Rest of World	1,030	1,114	1,955	2,216
Total	$10,830	$9,329	$21,632	$18,302

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$10,008	$7,962	$19,902	$15,697
Central laboratory	822	1,367	1,730	2,605
Total	$10,830	$9,329	$21,632	$18,302

i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$418,507	$414,510
Rest of Europe	230,992	216,313
U.S.	408,123	363,527
Rest of World	47,272	41,117
Total	$1,104,894	$1,035,467

j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,052,033	$980,283
Central laboratory	52,861	55,184
Total	$1,104,894	$1,035,467